Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details 1) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Nov. 30, 2015	Nov. 30, 2014
Debt Outstanding [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps		60.00%	52.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps		40.00%	48.00%
Export Credit Facilities Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		4.20%
Export Credit Facilities Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		5.50%
Export Credit Facilities Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		3.80%
Export Credit Facilities Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		4.50%
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.50%
Repayments of debt		$ 225
Export Credit Facility Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		0.10%
Export Credit Facility Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		0.90%
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate		3.90%
Bank Loans Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		0.80%
Bank Loans Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.30%
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate		0.70%
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate		6.00%
Private Placement Notes Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		7.00%
Private Placement Notes Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		7.30%
Publicly Traded Notes Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.20%
Publicly Traded Notes Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		7.20%
Publicly Traded Notes Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.10%
Publicly Traded Notes Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.90%
Debt Other | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate		5.50%
Debt Other | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate		7.30%
U.S. Dollar Denominated Debt
Debt Outstanding [Line Items]
Percentage of total Debt		50.00%	67.00%
Euro Denominated
Debt Outstanding [Line Items]
Percentage of total Debt		50.00%	33.00%
Debt Interest Rate Subject To Credit Rating Changes
Debt Outstanding [Line Items]
Long-term debt		$ 2,000
Commercial Paper
Debt Outstanding [Line Items]
Debt instrument, interest rate		0.00%
Euro Bank Loans
Debt Outstanding [Line Items]
Debt instrument, interest rate		1.20%
Euro-denominated Export Credit Facility | Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Proceeds from Lines of Credit	$ 472
Euro-denominated Export Credit Facility | Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Proceeds from Lines of Credit		$ 225
Euro Dominated Publicly Traded Note Due November 2019 | Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps		1.125%
Proceeds from issuance of debt		$ 753
Euro Dominated Publicly Traded Note Due November 2022 | Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps		1.875%
Proceeds from issuance of debt		$ 591